Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 30, 2012	Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	RGC RESOURCES INC
Entity Central Index Key	0001069533
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		4,675,337
Entity Public Float			$ 80,641,864